Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Summary of Right of Use Assets
The following right-of-use assets relate to right-of-use real estate:

As at	March 31, 2021	March 31, 2020
	$	$
Beginning balance as at April 1, 2020 and 2019	11,492	6,509
Additions	2,611	7,262
Terminations	—	(381)
Depreciation	(1,906)	(2,090)
Reassessment	(830)	—
Lease inducement allowance	28	3
Exchange rate effect	(277)	189
Ending balance	11,118	11,492

Summary of Lease Liabilities

Lease liabilities

As at	March 31, 2021	March 31, 2020
	$	$
Beginning balance as at April 1, 2020 and 2019	13,232	6,668
Additions	2,611	7,257
Terminations	—	(381)
Lease payments	(1,992)	(2,129)
Lease incentives	2,243	1,249
Lease interest	595	375
Reassessment	(830)	—
Concession	(110)	—
Exchange rate effect	(290)	193
Ending balance	15,459	13,232
Current portion	1,923	1,559
	13,536	11,673

Contractual Lease Payments Under Lease Liabilities

Contractual lease payments under the lease liabilities as at March 31, 2021 are as follows:

As at	March 31, 2021
$
Less than one year	2,482
One to two years	2,602
Two to five years	6,756
More than five years	6,026
Total undiscounted lease payments at period end	17,866

Amounts Recognized in Net Loss	Amounts recognized in net loss

Year ended	March 31, 2021	March 31, 2020
	$	$
Interest on lease liabilities	595	375
Expenses relating to short-term leases	—	122
Variable lease payments	2,487	1,134
	3,082	1,631